UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04616

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Putnam High Yield Fund

100 FEDERAL STREET, BOSTON, MASSACHUSETTS USA 02110
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

ROBERT BURNS, VICE PRESIDENT, 100 FEDERAL ST, MASSACHUSETTS USA 02110

CC:

BRYAN CHEGWIDDEN, ESQ., ROPES & GRAY LLP, 1211 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10036
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-292-1000

DATE OF FISCAL YEAR END: 11/30

DATE OF REPORTING PERIOD: 07/01/2019 - 06/30/2020

Putnam High Yield Fund

ADVANZ PHARMA CORP. Meeting Date: DEC 17, 2019 Record Date: NOV 18, 2019 Meeting Type: SPECIAL
Ticker: ADVZ Security ID: 00775M104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Change of Continuance from CBCA to Jersey	Management	For	Against

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorised.

REGISTRANT: Putnam High Yield Fund

BY: /s/Jonathan S. Horowitz

NAME: Jonathan S. Horowitz

TITLE: Executive Vice President, Principal Executive Officer and Compliance Liaison

DATE: AUGUST 19, 2020